Redeemable Preferred Shares (Details)				12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 09, 2021 USD ($)	Apr. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Apr. 29, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 28, 2020 USD ($)	Mar. 28, 2020 CNY (¥)
Redeemable Preferred Shares [Line Items]
Preferred shares, issued			9,864,312
Issuance price per share (in Dollars per share) | $ / shares							$ 0.13376
Equity interest, percentage			7.99%
Duration of redemption value				6 years	6 years
Interest rate percentage						10.00%
Mezzanine equities (in Dollars) | $								$ 12,473,000	$ 3,218,000
Number of shares				$ 0.15	¥ 1
Warrants exercise (in Dollars) | $	$ 1,860,000
Total consideration										$ 613,000	¥ 4,000,000
Series A Preferred Shares [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued			16,466,767
Preferred shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Aggregate consideration amount (in Dollars) | $			$ 8,156,000
Issuance price per share (in Dollars per share) | $ / shares			$ 0.4953
Series Pre-A Preferred Stock [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued								4,110,130
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred shares, authorized				13,974,442
Shares issued (in Dollars) | $		$ 9,800,000
Series Angel Preferred Shares [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued				7,288,630
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Preferred shares, authorized				7,288,630
Series Pre-A Preferred Shares [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued				9,864,312
Series Angel Preferred Shares [Member]
Redeemable Preferred Shares [Line Items]
Equity interest, percentage										6.67%	6.67%
Beijing SAI [Member] | Series Pre-A Preferred Stock [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued			9,864,312
Beijing SAI [Member] | Series A Preferred Stock [Member]
Redeemable Preferred Shares [Line Items]
Preferred shares, issued			16,466,767	16,466,767
Preferred shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred shares, authorized				17,247,608
Total consideration | $			$ 2,605,000